SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

12. SUBSEQUENT EVENTS

Auctus Exchange Agreement

On April 14, 2022, we entered into an agreement with Auctus that extended the April 15, 2022 deadline to May 15, 2022. See Footnote 9 – “Short-Term Convertible Debt” for information on the exchange agreement.

On June 1, 2022, we entered into a third exchange agreement with Auctus. As of the date of the agreement, Auctus was owed $692,114 of Notes and accrued interest. Pursuant to this third agreement, as long as we complete the Nasdaq Offering prior to July 15, 2022, the total amount owed to Auctus will be payable in cash 13 months subsequent to the consummation of the Offering. The $350,000 prepayment penalty and warrants issued in connection with the Notes (for the purpose of the third exchange agreement, are valued at, in the aggregate, $2,031,710) will be exchanged into unregistered units of our common stock, warrants and prefunded warrants otherwise in the form and ratios issued in the Offering. The exchange price will be on a $1 for $1 basis such that Auctus will receive $2,031,710 of units consisting of common stock, warrants and prefunded warrants. The units being issued in the exchange with Auctus are unregistered and are being issued pursuant to Section 4(a)(2) under the Securities Act of 1933, as amended. Additionally, the units and the common stock underlying the units will be subject to a lock up agreement with the underwriters until the earlier of 120 days after the Nasdaq Offering and the date that the daily volume weighted average price of the common stock exceeds 200% of the Nasdaq Offering price for at least five consecutive trading days. In the event the Nasdaq Offering is not consummated by July 15, 2022, the third exchange agreement will be null and void.

Ellenoff Grossman & Schole LLP (“EGS”) Exchange Agreement

On June 6, 2022, we entered into an exchange agreement with EGS. Currently, we owe $304,879 to EGS, for legal services performed. Pursuant to the agreement, EGS will forgive $104,879 of the balance owed after we successfully complete a financing of at least $3,000,000 (the “Financing”), make a cash payment of $200,000 from the proceeds of the financing and (upon closing of the Financing), we will negotiate a one-year agreement for EGS to provide legal representation under a retained agreement with a monthly rate to be agreed upon by both parties. In the event the Financing does not occur by August 31, 2022, the Company agreed to make a partial payment of 50,000 to EGS in exchange for forgiveness, upon which $50,000 of the outstanding debt will be forgiven. Any remaining amounts will be due to EGS.

Executive Exchange Agreements

On June 22, 2022, we entered into exchange agreements with two of our executives. Pursuant to the agreements, $29,776 of related-party payables, $31,285 of short-term related-party debt and $8,939 of accrued expenses owed to executives will be converted into shares of common stock and/or warrants valued at $70,000, upon successful completion of a financing of at least $4,000,000.

Series D Exchange Agreements

Subsequent to March 31, 2022, the Company entered into various agreements with Series D Preferred shareholders, pursuant to which each holder separately agreed to exchange their Series D Preferred shares into the Company’s common shares (in accordance with their existing Series D Preferred Share Agreements). In addition, the holders agreed to exchange 650,000 common stock warrants with a strike price of $0.25 for 650,000 warrants with a strike price of $0.20, which were required to be immediately exercised. The Company received $130,000 from the holders for exercises of the aforementioned warrants.

Common Stock Issuances

Subsequent to March 31, 2022, we issued 1,864,000 shares of common stock for the conversion of Series F-2 Preferred shares.

Subsequent to March 31, 2022, we issued 1,360,000 shares of common stock for the conversion of Series F Preferred shares.

Subsequent to March 31, 2022, we issued 320,000 shares of common stock for the conversion of Series E Preferred shares.

Subsequent to March 31, 2022, we issued 650,000 shares of common stock for warrant exercises.

Subsequent to March 31, 2022, we issued 975,000 shares of common stock for the conversion of Series D Preferred shares.

Subsequent to March 31, 2022, we issued 25,288 shares of common stock for Series D Preferred dividends.

Subsequent to March 31, 2022, we issued 50,230 shares of common stock for Series E Preferred dividends.

Subsequent to March 31, 2022, we issued 19,330 shares of common stock for Series F Preferred dividends.

Subsequent to March 31, 2022, we issued 3,213 shares of common stock for Series F-2 Preferred dividends.

13.  SUBSEQUENT EVENTS

Auctus Exchange Agreement

On June 2, 2021, we entered into an initial exchange agreement Auctus. On February 1, 2022, we entered into a second exchange agreement with Auctus. Pursuant to this second agreement, Auctus agreed to exchange an aggregate of $668,290 of outstanding notes (the "Notes"), including accrued interest, and the associated warrants issued in connection with the Notes (the warrants, for the purpose of the exchange, are valued at, in the aggregate, $1,681,707) into unregistered units of our common stock, warrants and prefunded warrants otherwise in the form and ratios issued in a proposed underwritten public offering on the Nasdaq Capital Markets (the “Nasdaq Offering”).

The exchange price will be on a $1 for $1 basis such that Auctus will receive $2,349,997 of units consisting of common stock, warrants and prefunded warrants.  The units being issued in the exchange with Auctus are unregistered and are being issued pursuant to Section 4(a)(2) under the Securities Act of 1933, as amended.  Additionally, the units and the common stock underlying the units will be subject to a lock up agreement with the underwriters until the earlier of 120 days after the Nasdaq Offering and the date that the daily volume weighted average price of the common stock exceeds 200% of the Nasdaq Offering price for at least five consecutive trading days. Further, the termination date of the June 2, 2021 was extended to April 15, 2022. The $350,000 related to default penalties will be exchanged into $350,000 of securities offered in the Nasdaq Offering.

Common Stock Issuances

Subsequent to December 31, 2021, we issued 4,477,923 shares of common stock for warrant exercises (see Note 4, “Warrant Exchanges - 2021”).

Subsequent to December 31, 2021, we issued 307,000 shares of common stock for the conversion of Series E Preferred shares.

Subsequent to December 31, 2021, we issued 625,686 shares of common stock for payment of a one-time 15% dividend to holders of our Series F and Series F-2 Preferred shares.

Subsequent to December 31, 2021, we issued 121,262 shares of common stock for payment of interest accrued on the 10% Senior Unsecured Convertible Debenture.

Subsequent to December 31, 2021, we issued 60,000 shares of common stock for the conversion of Series F Preferred shares.

Subsequent to December 31, 2021, we issued 23,109 shares of common stock for payment of Series D Preferred share dividends.

Subsequent to December 31, 2021, we issued 12,432 shares of common stock for payment of Series E Preferred share dividends.